Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Derivative Instruments

10. Derivative and Hedging Instruments

The Company recognizes all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. As of September 30, 2015, the Company’s derivative instruments consist of interest rate swaps, which are cash flow hedges. Changes in the fair value of the derivatives are recognized in other comprehensive income (loss) until the hedged item expires or is recognized in earnings. Borrowings on the Company’s foreign currency denominated tranche of the Unsecured Credit Facility, which are designated as net investment hedges, are recognized at par value based on the exchange rate in effect on the date of the draw. Subsequent changes in the exchange rate of the Company’s net investment hedge are recognized as part of the cumulative foreign currency translation adjustment within other comprehensive income (loss). The ineffective portion of a derivative or hedging instrument will be immediately recognized in earnings. Derivative accounting may increase or decrease reported net income and stockholders’ equity, depending on future levels of LIBOR interest rates and other variables affecting the fair values of derivative instruments and hedged items, but will have no effect on cash flows, provided the contract is carried through to full term.

The following table summarizes the notional and fair value of the Company’s derivative and hedging instruments at September 30, 2015. The notional value is an indication of the extent of the Company’s involvement in this instrument at that time, but does not represent exposure to credit, interest rate or market risks:

	Benchmark Rate	Notional Value		Strike Rate	Effective Date	Expiration Date	Carrying Value
Assets of Non-VIEs:
Interest Rate Swap	1 mo. USD-LIBOR-BBA	15,559	USD	4.55%	12/19/13	12/19/20	$(858)
Interest Rate Swap	1 mo. USD-LIBOR-BBA	200,000	USD	1.82%	09/09/14	06/09/19	(5,579)
Net Investment Hedge in Gramercy European Property Fund	EUR-USD exchange rate	9,000	Euros	N/A	09/28/15	N/A	10,059
Total							$3,622

Through its interest rate swaps, the Company is hedging exposure to variability in future interest payments on its debt facilities. At September 30, 2015, the interest rate swap derivative instruments were reported at their fair value as a net liability of $6,437. No gain or loss was recognized with respect to hedge ineffectiveness or to amounts excluded from ineffectiveness for the three and nine months ended September 30, 2015 and 2014. At December 31, 2014, the interest rate swap derivative instruments were reported at their fair value as a net liability of $3,189. Over time, the realized and unrealized gains and losses held in accumulated other comprehensive income will be reclassified into earnings in the same periods in which the hedged interest payments affect earnings. During the next 12 months, the Company expects that $3,151 will be reclassified from other comprehensive income as an increase in interest expense.

Through its net investment hedge, which was entered into in September 2015, the Company is hedging exposure to changes in the euro-U.S. dollar exchange rate of its net equity investment in the Gramercy European Property Fund, which has euros as its functional currency. At September 30, 2015, the net investment hedge was reported at its carrying value as a net liability of $10,059, which is included in the balance of the Unsecured Credit Facility on the Condensed Consolidated Balance Sheets. During the three and nine months ended September 30, 2015, the Company recorded a net gain of $61 in other comprehensive income from the impact of exchange rates related to the net investment hedge. No gain or loss was recognized with respect to hedge ineffectiveness or to amounts excluded from ineffectiveness for the three and nine months ended September 30, 2015 and 2014. When the net investment is sold or substantially liquidated, the balance of the translation adjustment accumulated in other comprehensive income will be reclassified into earnings.

11. Derivative Instruments

The Company recognizes all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income. If a derivative is a hedge, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged asset, liability or firm commitment through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value will be immediately recognized in earnings. Derivative accounting may increase or decrease reported net income and stockholders’ equity prospectively, depending on future levels of LIBOR interest rates and other variables affecting the fair values of derivative instruments and hedged items, but will have no effect on cash flows, provided the contract is carried through to full term.

The following table summarizes the notional and fair value of the Company’s derivative financial instruments at December 31, 2014. The notional value is an indication of the extent of the Company’s involvement in this instrument at that time, but does not represent exposure to credit, interest rate or market risks:

	Benchmark	Notional	Strike	Effective	Expiration	Fair
	Rate	Value	Rate	Date	Date	Value
Assets of Non-VIEs:
Interest Rate Swap	1 mo. USD-LIBOR-BBA	$15,782	4.55%	12/19/13	12/19/20	$(620)
Interest Rate Swap	1 mo. USD-LIBOR-BBA	200,000	1.82%	09/09/14	06/09/19	(2,569)
Total derivatives		$215,782				$(3,189)

The Company is hedging exposure to variability in future interest payments on its debt facilities. At December 31, 2014, derivative instruments were reported at their fair value as a net liability of $3,189. No gain or loss was recognized with respect to hedge ineffectiveness or to amounts excluded from ineffectiveness for the years ended December 31, 2014, 2013, and 2012. At December 31, 2013, derivative instruments were reported at their fair value as a net liability of $302. Over time, the realized and unrealized gains and losses held in accumulated other comprehensive income (loss) will be reclassified into earnings in the same periods in which the hedged interest payments affect earnings. During the next 12 months, the Company expects that $3,278 will be reclassified from other comprehensive income as an increase in interest expense.